EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance criteria			$ 100
Class A Voting [Member]
Units authorized	975,000	975,000	1,000,000
Shares issued	975,000	975,000	1,000,000
Performance criteria			$ 100
Class B Non-Voting [Member]
Units authorized	25,000	25,000	0
Shares issued	25,000	25,000	0
Granted option to acquire	25,000	25,000
Performance criteria	$ 1	$ 1